SUPPLEMENT TO THE PROSPECTUSES
OF
  WELLS FARGO ADVANTAGE ALLOCATION FUNDS
Index Asset Allocation Fund (the “Fund”)

Effective immediately, the following table is included on page 22 of the Fund’s prospectuses below the section titled Principal Investments.

Target Allocations

	Neutral Target Allocation	Target Allocation Ranges
Equity Styles	60%	35-85%
Fixed Income Styles	40%	15-65%

March 24, 2011                                                                                                                                                   AFR031/P501ASP